AB BOND FUNDS (“Bond Funds”)

- AB Global Bond Fund

- AB High Income Fund

- AB Income Fund

- AB Limited Duration High Income Portfolio

- AB Tax-Aware Fixed Income Portfolio

- AB Total Return Bond Portfolio

- AB Unconstrained Bond Fund

AB EMERGING MARKETS MULTI-ASSET PORTFOLIO (“EMMA”)

AB EQUITY FUNDS (“Equity Funds”)

- AB Growth Fund

- AB Large Cap Growth Fund

- AB Concentrated Growth Fund

- AB Concentrated International Growth Portfolio

- AB Discovery Growth Fund

- AB Small Cap Growth Portfolio

- AB Global Core Equity Portfolio

- AB Sustainable Global Thematic Fund

- AB Sustainable International Thematic Fund

- AB International Strategic Core Portfolio

- AB Select US Equity Portfolio

- AB Select US Long/Short Portfolio

AB GOVERNMENT MONEY MARKET PORTFOLIO (“Government Money Market”)

AB INFLATION STRATEGIES (“Inflation Strategies”)

- AB Bond Inflation Strategy

- AB Municipal Bond Inflation Strategy

- AB All Market Real Return Portfolio

SANFORD C. BERNSTEIN FUND, INC. (“Bernstein Funds”)

- AB International Portfolio

- AB Intermediate California Municipal Portfolio

- AB Intermediate Diversified Municipal Portfolio

- AB Intermediate Duration Portfolio

- AB Intermediate New York Municipal Portfolio

- AB Short Duration Portfolio

- AB Tax-Managed International Portfolio

AB WEALTH STRATEGIES (“Wealth Strategies”)

- AB Wealth Appreciation Strategy

- AB All Market Total Return Portfolio

- AB Conservative Wealth Strategy

- AB Tax-Managed Wealth Appreciation Strategy

- AB Tax-Managed All Market Income Portfolio

AB MULTI-MANAGER SELECT RETIREMENT FUNDS (“Select Retirement Funds”)

- AB Multi-Manager Select Retirement Allocation Fund

- AB Multi-Manager Select 2010 Fund

- AB Multi-Manager Select 2015 Fund

- AB Multi-Manager Select 2020 Fund

- AB Multi-Manager Select 2025 Fund

- AB Multi-Manager Select 2030 Fund

- AB Multi-Manager Select 2035 Fund

- AB Multi-Manager Select 2040 Fund

- AB Multi-Manager Select 2045 Fund

- AB Multi-Manager Select 2050 Fund

- AB Multi-Manager Select 2055 Fund

- AB Multi-Manager Select 2060 Fund

AB MUNICIPAL INCOME PORTFOLIOS
(“Municipal Portfolios”)

- AB National Portfolio

- AB High Income Municipal Portfolio

- AB Arizona Portfolio

- AB California Portfolio

- AB Massachusetts Portfolio

- AB Minnesota Portfolio

- AB New Jersey Portfolio

- AB New York Portfolio

- AB Ohio Portfolio

- AB Pennsylvania Portfolio

- AB Virginia Portfolio

AB VALUE FUNDS (“Value Funds”)

- AB All Market Income Portfolio

- AB Core Opportunities Fund

- AB Discovery Value Fund

- AB Equity Income Fund

- AB Global Real Estate Investment Fund

- AB Global Risk Allocation Fund

- AB Relative Value Fund

- AB International Value Fund

- AB Small Cap Value Portfolio

- AB Value Fund

- AB All China Equity Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated November 8, 2019 to the following Prospectuses, as amended:

Prospectus	Date
Bernstein Funds	January 28, 2019 (July 23, 2019 for AB Intermediate Duration Portfolio)
Bond Funds	January 31, 2019 (July 12, 2019 for AB Total Return Bond Portfolio)
EMMA	July 31, 2019
Equity Funds	October 31, 2019
Government Money Market	August 30, 2019
Inflation Strategies	January 31, 2019
Municipal Portfolios	September 30, 2019
Select Retirement Funds	November 30, 2018, as revised February 1, 2019
Value Funds	February 28, 2019
Wealth Strategies	December 31, 2018

* * * * *

Effective December 31, 2019, for each Fund, the following replaces the current disclosure regarding waivers specific to Raymond James at the end of “Appendix [B/C]—Financial Intermediary Waivers” of the Prospectus:

Waivers Specific to Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each Entity’s Affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares Available at Raymond James

•	Shares purchased in an investment advisory program
•	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions
•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
•	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder
•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus
•	Return of excess contributions from an IRA Account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1/2 as described in the Fund’s Prospectus
•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James
•	Shares acquired through a right of reinstatement

Front-end Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent

•	Breakpoints as described in this Prospectus
•	Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of ROA calculation only if the shareholder notifies his or her financial advisor about such assets
•	Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

* * * * *

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

3